Information Related to Companys TSARs (Detail) (CAD)	12 Months Ended
	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, exercisable at December 31, 2012	53.28	[1]
TSARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of TSARs outstanding, January 1, 2012	383,400
Number of TSARs outstanding exercised as Options	(212,925)
Number of TSARs vested	(56,600)
Number of TSARs forfeited	(2,400)
Number of TSARs outstanding, December 31, 2012	168,075
Number of option, vested or expected to vest at December 31, 2012	168,075	[2]
Number of option, exercisable at December 31, 2012	168,075
Weighted average exercise price, outstanding January 1, 2012	47.97
Weighted average exercise price of TSARs outstanding exercised as Options	43.97
Weighted average exercise price, vested	11.73
Weighted average exercise price of new TSARs forfeited	30.50
Weighted average exercise price fair value, outstanding December 31, 2012	53.28
Weighted average exercise price, vested or expected to vest at December 31, 2012	53.28	[2]
Weighted average exercise price, exercisable at December 31, 2012	53.28
Beginning Balance	56,600
Number of TSARs, forfeited
Weighted average grant date fair value, outstanding January 1, 2012	11.73
Weighted average grant date fair value of new TSARs, forfeited

[1]	As at December 31, 2012, the total number of in-the-money TSARs outstanding was 168,075 with a weighted-average exercise price of $53.28. The weighted-average years to expiration of exercisable TSARs is 3.4 years.
[2]	As at December 31, 2012, the weighted average remaining term of vested or expected to vest TSARs was 3.4 years with an aggregate intrinsic value of $8 million.